PAUZE' FUNDS(TM)

                Pauze' U.S. Government Total Return Bond Fund(TM)
             Pauze' U.S. Government Intermediate Term Bond Fund(TM)
                 Pauze' U.S. Government Short Term Bond Fund(TM)


                                  ANNUAL REPORT

                                 APRIL 30, 1999


This reporting period has experienced another interesting year for the interest sensitive markets. From May 1, 1998 through April 30, 1999, the figures were:

================================================================================

                    3 MO       1YR        2YR        5YR        10YR       30YR
U.S. Treasury       Bills      Bills      Notes      Notes      Notes      Bonds
--------------------------------------------------------------------------------
Total Return*       4.81%      5.46%      5.11%      6.08%      6.85%      6.22%
================================================================================
*Source: Salomon Brothers Indexes. Includes capital gain (loss) and paid/accrued interest.

The last fiscal year was one of great volatility in the U.S. Government bond market. The year can be divided into two halves. The first half, from May through October, saw the market appreciate in value due to falling interest rates. This was caused by many factors which influenced the market positively. Low inflation headed the list of positive factors. As reported by the Federal Government, inflation was benign with reports showing annualized rates below 2% for the period. Other factors also played strongly on the market. Economic crises in Asia, Russia, and South America spawned a "flight to quality", with investors fleeing to the safe haven of U.S. Treasuries. Additionally, hedge funds purchased Treasuries through highly-leveraged trades that caused artificial demand during the late summer and early fall. As a result, the yield on the benchmark 30 year Treasury bond fell to 4.66% in early October.

The second half of the year was quite different. The perception of inflation crept into the minds of many investors as commodity prices rose and unemployment fell to a twenty-seven year low. The crises overseas in Asia and South America became "old news", stemming the flight to quality. Not insignificantly, hedge funds, highly leveraged both in U.S. Treasuries and in foreign currencies, had to "unwind" their positions due to adverse market conditions and margin calls. This caused them to sell Treasuries which added to the overall pressure on the market. As a result, the yield on the 30 year Treasury rose to 5.66%, a full 1% higher than it was just 7 months earlier.

Because much of this volatility was due to artificial conditions which could not be foreseen, we were not able to take advantage of all the movements of the market. As a result, the Funds underperformed widely-followed benchmark indexes.

Our commitment to our Shareholders has been and always will be to work diligently to maximize investor returns. We will continue to strive to do so now and in the future.

We thank all of our investors for their confidence in our abilities to manage cash prudently and wisely.



                                                     Philip C. Pauze, President

--------------------------------------------------------------------------------
                PAUZE' U.S. GOVERNMENT TOTAL RETURN BOND FUND(TM)

[GRAPHIC OMITTED]

Comparison of the change in value since inception of a $10,000 investment in the Pauze' U.S. Government Total Return Bond Fund - No Load Class, Pauze' U.S. Government Total Return Bond Fund - Class B, Pauze' U.S. Government Total Return Bond Fund - Class C and the Lehman Government Bond Index.

                                                                      4/30/99
                                                                      -------
Pauze' U.S. Government Total Return Bond Fund - No Load Class         $12,178
Pauze' U.S. Government Total Return Bond Fund - Class B                10,857
Pauze' U.S. Government Total Return Bond Fund - Class C                 9,437
Lehman Government Bond Index                                           14,251

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL RETURNS*

                                              1 Year    5 Year   Since Inception
                                              ------    ------   ---------------
No Load Shares (Inception 1/10/94)            (4.83)%   5.25%         3.78%
Class B Shares (Inception 9/3/96)             (9.11)%    n/a          3.49%
Class C Shares (Inception 5/13/98)            (5.63)%    n/a         (5.82)%
Lehman Government Bond Index                   9.85%    7.34%         6.91%
  (Since 1/10/94)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             PAUZE' U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND(TM)

[GRAPHIC OMITTED]

Comparison of the change in value since inception of a $10,000 investment in the Pauze' U.S. Government Intermediate Term Bond Fund - No Load Class, Pauze' U.S. Government Intermediate Term Bond Fund - Class B and the Lehman General U.S. Treasury Intermediate Index.

                                                                      4/30/99
                                                                      -------
Pauze' U.S. Government Intermediate Term Bond Fund - No Load Class    $10,910
Pauze' U.S. Government Intermediate Term Bond Fund - Class B           10,406
Lehman General U.S. Treasury Intermediate Index                        12,161

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL RETURNS*

                                                  1 Year    Since Inception
                                                  ------    ---------------
No Load Shares (Inception 10/10/96)                1.13%          3.47%
Class B Shares (Inception 9/3/96)                 (3.17)%         1.80%
Lehman General U.S. Treasury                       8.49%          7.95%
  Intermediate Index (Since 9/3/96)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 PAUZE' U.S. GOVERNMENT SHORT TERM BOND FUND(TM)

[GRAPHIC OMITTED]

Comparison of the change in value since inception of a $10,000 investment in the Pauze' U.S. Government Short Term Bond Fund - No Load Class, Pauze' U.S. Government Short Term Bond Fund - Class B, Pauze' U.S. Government Short Term Bond Fund - Class C and the Lehman 1-3 Year Government Index.

                                                              4/30/99
                                                              -------
Pauze' U.S. Government Short Term Bond Fund - No Load Class   $11,009
Pauze' U.S. Government Short Term Bond Fund - Class B          10,157
Pauze' U.S. Government Short Term Bond Fund - Class C          10,698
Lehman 1-3 Year Government Index                               11,993

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL RETURNS*

                                                   1 Year    Since Inception
                                                   ------    ---------------
No Load Shares (Inception 9/3/96)                   4.79%          3.68%
Class B Shares (Inception 9/3/96)                  (1.64)%         1.71%
Class C Shares (Inception 11/7/96)                  4.01%          2.76%
Lehman 1-3 Government Index (Since 9/3/96)          7.02%          7.29%
--------------------------------------------------------------------------------

* The data represented herein represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

                              Tait, Weller & Baker
                          Certified Public Accountants


               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
PAUZE' FUNDS
HOUSTON, TEXAS

We have audited the accompanying statements of assets and liabilities of Pauze U.S. Government Total Return Bond Fund, Pauze' U.S. Government Intermediate Bond Fund and Pauze' U.S. Government Short-Term Bond Fund, each a series of shares of Pauze' Funds, including the schedules of investments, as of April 30, 1999, and the related statements of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the of the periods indicated thereon. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pauze U.S. Government Total Return Bond Fund, Pauze' U.S. Government Intermediate Bond Fund and Pauze' U.S. Government Short-Term Bond Fund as of April 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                                        /s/ Tait, Weller & Baker


PHILADELPHIA, PENNSYLVANIA
JUNE 23, 1999

PAUZE' FUNDS
SCHEDULE OF INVESTMENTS
APRIL 30, 1999
-------------------------------------------------------------------------------------------
                                                                     Face
                                                                    Amount        Value
                                                                 -----------   -----------
PAUZE' U.S. GOVERNMENT TOTAL RETURN BOND FUND
---------------------------------------------

U.S. Government Obligations (100.10%)
   U.S. Treasury Strip, 02/15/22        (Cost $3,157,789)        $10,000,000   $ 2,548,620

   U.S. Treasury Bill, 05/20/99         (Cost $54,791,569)        54,900,000    54,791,569

   U.S. Treasury Bill, 05/06/99         (Cost $195,897)              196,000       195,897
                                                                               -----------

      Total U.S. Government Obligations (Cost $58,145,255)                      57,536,086
                                                                               -----------
Miscellaneous Assets (0.21%)

   Firstar Treasury Fund (Cost $119,333)                             119,333       119,333
                                                                               -----------

      Total Investments (100.31%) (Cost $58,264,588)                           $57,655,419
      Liabilities in excess of other assets (-0.31%)                              (179,733)
                                                                               -----------
         Net Assets (100.00%)                                                  $57,475,686
                                                                               ===========

PAUZE' U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND
--------------------------------------------------

U.S. Government Obligations (97.44%)

   FHLB Discount Corp, 05/03/99         (Cost $9,377,341)        $ 9,380,000   $ 9,377,341
                                                                               -----------
Miscellaneous Assets (2.56%)

   Firstar Treasury Fund (Cost $246,103)                             246,103       246,103
                                                                               -----------

      Total Investments (Cost $9,623,444) (100.00%)                            $ 9,623,444
      Liabilities in excess of other assets (0.00%)                                   (196)
                                                                               -----------
         Net Assets (100.00%)                                                  $ 9,623,248
                                                                               ===========

PAUZE' U.S. GOVERNMENT SHORT TERM BOND FUND
-------------------------------------------

U.S. Treasury Obligations (64.94%)

   U.S. Treasury Note 5.00%, 02/28/01   (Cost $1,399,562)        $ 1,400,000   $ 1,398,688
                                                                               -----------
Miscellaneous Assets (10.49%)

   Firstar Treasury Fund (Cost $226,027)                             226,027       226,027
                                                                               -----------

      Total Investments (Cost $1,625,589) (75.43%)                             $ 1,624,715
      Other assets less liabilities (24.57%)                                       529,241
                                                                               -----------
         Net Assets (100.00%)                                                  $ 2,153,956
                                                                               ===========

The accompanying notes are an integral part of these financial statements.

PAUZE' FUNDS
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999
-------------------------------------------------------------------------------------------------------------
                                                                                    U.S.
                                                                   U.S.          Government          U.S.
                                                               Government       Intermediate      Government
                                                              Total Return         Term           Short Term
                                                                Bond Fund        Bond Fund         Bond Fund
                                                               ------------     ------------     ------------
Assets:
     Investment in securities, at market
        value (cost $58,264,588, $9,623,444
        and $1,625,589, respectively) (Note 2)                 $ 57,655,419     $  9,623,444     $  1,624,715

Cash                                                                     --           15,853            8,783
Receivables:
       Interest                                                         800            1,252           12,451
       Fund shares sold                                                  35              921           51,250
       Investment sold                                                   --               --          453,351
       Due From Administrator                                            --               --            9,263
Unamortized organizational costs                                         --            3,475            3,475
                                                               ------------     ------------     ------------

                Total assets                                     57,656,254        9,644,945        2,163,288
                                                               ------------     ------------     ------------
Liabilities:
Accounts payable and accrued expenses                               145,183           15,636            5,206
Payable fund shares repurchased                                       4,731               21            4,000
Advisory fees payable                                                30,654            6,040              126
                                                               ------------     ------------     ------------

                Total liabilities                                   180,568           21,697            9,332
                                                               ------------     ------------     ------------

                Net Assets                                     $ 57,475,686     $  9,623,248     $  2,153,956
                                                               ============     ============     ============
Net assets:
      Paid-in-capital                                          $ 63,863,408     $ 10,001,763     $  2,154,502
      Undistributed net investment income                            30,577               --               --
      Accumulated net realized gain (loss) from investments      (5,809,130)        (378,515)             328
      Net unrealized depreciation on investments                   (609,169)              --             (874)
                                                               ------------     ------------     ------------

     Net assets applicable to outstanding
          capital shares                                       $ 57,475,686     $  9,623,248     $  2,153,956
                                                               ============     ============     ============
No load class:
      Net assets                                               $ 56,123,640     $  8,563,710     $  2,008,434
                                                               ============     ============     ============
      Shares outstanding, no par value, unlimited
           shares authorized                                      6,507,785          876,310          199,040
                                                               ============     ============     ============
     Net asset value, offering and redemption
          price per share                                      $       8.62     $       9.77     $      10.09
                                                               ============     ============     ============
Class B
      Net assets                                               $  1,285,046     $  1,059,538     $    106,090
                                                               ============     ============     ============
      Shares outstanding, no par value, unlimited
           shares authorized                                        136,861          108,037           10,706
                                                               ============     ============     ============

      Net asset value and offering price per share             $       9.39     $       9.81     $       9.91
                                                               ============     ============     ============
      Minimum redemption price per share (net asset
          value X 96.25%)                                      $       9.04     $       9.44     $       9.54
                                                               ============     ============     ============
Class C:
      Net assets                                               $      67,000                     $     39,432
                                                               =============                     ============
      Shares outstanding, no par value, unlimited
           shares authorized                                           7,451                            3,944
                                                               =============                     ============
     Net asset value, offering and redemption
          price per share                                      $        8.99                     $      10.00
                                                               =============                     ============

   The accompanying notes are an integral part of these financial statements.

PAUZE' FUNDS
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 1999
----------------------------------------------------------------------------------------------------------
                                                                                  U.S.
                                                                   U.S.        Government          U.S.
                                                                Government    Intermediate      Government
                                                               Total Return       Term          Short Term
                                                                Bond Fund       Bond Fund       Bond Fund
                                                               -----------     -----------     -----------
Net investment income:
       Interest income                                         $ 3,707,639     $   373,782     $   187,191
                                                               -----------     -----------     -----------
Expenses:
      Investment advisory fees                                     414,189          38,820          19,205
      Administrative fees                                          193,264          22,733          10,528
      Distribution fees- No load class                             169,583          17,334           9,190
      Distribution fees- Class B                                    11,514           8,304             730
      Distribution fees- Class C                                       480              --             890
      Accounting service fees                                      147,725          17,247           7,697
      Transfer agent fees                                           18,235           2,344           1,114
      Registration fees                                             14,533           5,837           3,381
      Printing                                                       5,732             962           1,251
      Custodian fees                                                13,591           2,701           2,701
      Legal fees                                                    56,139           7,667           3,225
      Audit fees                                                    19,466           1,117             614
      Trustees' fees and expenses                                   49,988           5,226           2,589
      Amortization of organization expense                           1,490           1,482           1,482
      Insurance expense                                              5,966             567             206
      Miscellaneous                                                 38,645           2,766           2,795
                                                               -----------     -----------     -----------

                 Total expenses                                  1,160,540         135,107          67,598
                                                               -----------     -----------     -----------

                 Net investment income                           2,547,099         238,675         119,593
                                                               -----------     -----------     -----------

Net realized and unrealized gain(loss) from investments:
     Net realized gain (loss) on investments                    (4,518,213)       (263,090)         50,479
     Net change in unrealized appreciation
          (depreciation) of investments                           (608,816)         10,037          (6,819)
                                                               -----------     -----------     -----------

     Net realized and unrealized gain (loss) on investments     (5,127,029)       (253,053)         43,660
                                                               -----------     -----------     -----------

Net increase (decrease) in net assets resulting from
    operations                                                 ($2,579,930)    ($   14,378)    $   163,253
                                                               ===========     ===========     ===========

   The accompanying notes are an integral part of these financial statements.

PAUZE' FUNDS
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

                                                                 U.S.             U.S.            U.S.              U.S.
                                                              Government       Government      Government        Government
                                                             Total Return     Total Return  Intermediate Term  Intermediate Term
                                                               Bond Fund        Bond Fund        Bond Fund        Bond Fund
                                                             ------------     ------------     ------------     ------------
                                                              Year Ended       Year Ended       Year Ended       Year Ended
                                                            April 30, 1999   April 30, 1998   April 30, 1999   April 30, 1998
                                                             ------------     ------------     ------------     ------------
From operations:
     Net investment income                                      2,547,099     $  3,234,085     $    238,675     $     86,756
     Net realized gain (loss) from investments                 (4,518,213)       7,968,571         (263,090)          81,096
     Net change in unrealized appreciation (depreciation)
           of investments                                        (608,816)       1,474,810           10,037           22,194
                                                             ------------     ------------     ------------     ------------

           Net increase(decrease) in net assets resulting
                from operations                                (2,579,930)      12,677,466          (14,378)         190,046
                                                             ------------     ------------     ------------     ------------
Distributions to shareholders from:
      Net investment income:
          No load class                                        (2,485,025)      (3,277,065)        (239,328)         (62,517)
          Class B                                                 (30,106)         (13,087)         (22,496)         (24,241)
          Class C                                                  (1,391)              --               --           (2,408)

     Distributions from net realized gain on investments:
          No load class                                        (1,264,342)      (6,241,068)        (102,579)         (14,178)
          Class B                                                 (25,713)         (32,719)         (12,846)          (3,695)
          Class C                                                    (862)              --               --               --
                                                             ------------     ------------     ------------     ------------

         Total distributions to shareholders                   (3,807,439)      (9,563,939)        (377,249)        (104,631)
                                                             ------------     ------------     ------------     ------------

          Capital Share Transactions - Net (Note 4)           (14,766,212)       7,192,638        6,850,578          413,917
                                                             ------------     ------------     ------------     ------------

Net increase (decrease) in net assets                         (21,153,581)      10,306,165        6,458,951          499,332
Net assets at beginning of year                                78,629,267       68,323,102        3,164,297        2,664,965
                                                             ------------     ------------     ------------     ------------

Net assets at end of year                                    $ 57,475,686     $ 78,629,267     $  9,623,248     $  3,164,297
                                                             ============     ============     ============     ============
Including undistributed net investment income of:            $     30,577               --               --     $         79
                                                             ============     ============     ============     ============

                                                                 U.S.             U.S.
                                                              Government       Government
                                                              Short Term       Short Term
                                                               Bond Fund        Bond Fund
                                                             ------------     ------------
                                                              Year Ended       Year Ended
                                                            April 30, 1999   April 30, 1998
                                                             ------------     ------------
From operations:
     Net investment income                                   $    119,593     $     44,084
     Net realized gain (loss) from investments                     50,479            2,407
     Net change in unrealized appreciation (depreciation)
           of investments                                          (6,819)           5,561
                                                             ------------     ------------

           Net increase(decrease) in net assets resulting
                from operations                                   163,253           52,052
                                                             ------------     ------------
Distributions to shareholders from:
      Net investment income:
          No load class                                          (123,663)         (35,290)
          Class B                                                  (1,906)          (2,258)
          Class C                                                  (6,535)

     Distributions from net realized gain on investments:
          No load class                                           (44,247)              (5)
          Class B                                                  (1,238)              (1)
          Class C                                                    (456)              (1)
                                                             ------------     ------------

         Total distributions to shareholders                     (173,918)         (44,090)
                                                             ------------     ------------

          Capital Share Transactions - Net (Note 4)               138,097        1,304,260
                                                             ------------     ------------

Net increase (decrease) in net assets                             127,432        1,312,222
Net assets at beginning of year                                 2,026,524          714,302
                                                             ------------     ------------

Net assets at end of year                                    $  2,153,956     $  2,026,524
                                                             ============     ============
Including undistributed net investment income of:                      --     $        188
                                                             ============     ============


   The accompanying notes are an integral part of these financial statements.

PAUZE' FUNDS
Financial Highlights
For a share outstanding throughout the periods ended April 30

                                 Net Asset                    Realized     Dividends     Distributions                    Net Asset
                                   Value         Net       and Unrealized   from Net         from        Liquidations       Value
                                 Beginning    Investment   Gains (Losses)  Investment       Capital          from            End
                                 of Period      Income     of Investments    Income          Gains          Capital       of Period
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Total Return Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
NO LOAD CLASS
1999                             $   9.60      $   0.35      $  (0.79)      $  (0.35)      $  (0.19)            --        $   8.62
1998                                 9.17          0.43          1.27          (0.44)         (0.83)            --            9.60
1997                                 9.54          0.45         (0.37)         (0.45)            --             --            9.17
1996                                 9.37          0.44          0.31          (0.44)         (0.14)            --            9.54
1995 (2)*                            9.25          0.35          0.12          (0.35)            --             --            9.37
1994 (1)                            10.00          0.14         (0.75)         (0.14)            --             --            9.25
CLASS B
1999                             $  10.41      $   0.27      $  (0.83)      $  (0.27)      $  (0.19)            --        $   9.39
1998                                 9.84          0.36          1.40          (0.36)         (0.83)            --           10.41
1997 (3)                            10.00          0.27         (0.16)         (0.27)            --             --            9.84
CLASS C
1999 (8)                         $  10.00      $   0.28      $  (0.82)      $  (0.28)      $  (0.19)            --        $   8.99

------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
NO LOAD CLASS
1999                             $  10.10      $   0.33      $  (0.21)      $  (0.33)      $  (0.12)            --        $   9.77
1998                                 9.72          0.34          0.43          (0.34)         (0.05)            --           10.10
1997 (4)                            10.00          0.18         (0.19)         (0.18)         (0.09)            --            9.72
CLASS B
1999                             $  10.12      $   0.25      $  (0.19)      $  (0.25)      $  (0.12)            --        $   9.81
1998                                 9.74          0.26          0.43          (0.26)         (0.05)            --           10.12
1997 (3)                            10.00          0.18         (0.15)         (0.17)         (0.12)            --            9.74

------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Short Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
NO LOAD CLASS
1999                             $  10.06      $   0.29      $   0.19       $  (0.33)      $  (0.12)            --        $  10.09
1998                                 9.98          0.29          0.08          (0.29)            --             --           10.06
1997 (5)                            10.00          0.14         (0.01)         (0.14)         (0.01)            --            9.98
CLASS B --
1999 (9)                         $  10.00      $   0.14      $   0.07       $  (0.18)      $  (0.12)            --        $   9.91
1998 (7) **                          9.96          0.13          0.07          (0.13)            --         (10.03)             --
1997 (3)                            10.00          0.13         (0.03)         (0.13)         (0.01)            --            9.96
CLASS C
1999                             $   9.98      $   0.22      $   0.18       $  (0.26)      $  (0.12)            --        $  10.00
1998                                 9.91          0.22          0.07          (0.22)            --             --            9.98
1997 (6)                            10.00          0.09         (0.10)         (0.08)            --             --            9.91
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Ratio of Net
                                                                                           Ratio of      Investment
                                                                           Ratio of Net   Expenses to   Income (Loss)
                                                             Ratio of       Investment      Average       to Average
                                              Net Assets    Expenses to       Income      Net Assets      Net Assets     Portfolio
                                    Total       End of        Average       to Average    (Excluding     (Excluding       Turnover
                                   Return     Period (000)   Net Assets     Net Assets      Waivers)       Waivers)         Rate
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Total Return Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
NO LOAD CLASS
1999                                (4.83)%    $ 56,124          1.68%          3.73%          1.68%          3.73%       1,226.42%
1998                                18.91        78,350          1.65           4.41           1.65           4.41          251.66
1997                                 0.80        67,936          1.40           4.75           1.40           4.75          202.01
1996                                 8.08        71,294          1.23           4.74           1.23           4.74          228.03
1995 (2)*                            5.21        31,994          1.50           4.87           1.66           4.71          168.90
1994 (1)                            (6.11)       13,661          1.50           4.06           3.14           2.42            0.00
CLASS B
1999                                (5.57)%    $  1,285          2.43%          2.98%          2.43%          2.98%       1,226.42%
1998                                18.16           280          2.66           3.41           2.66           3.41          251.66
1997 (3)                             1.09           387          2.33           3.82           2.33           3.82           76.45
CLASS C
1999 (8)                            (5.63)%    $     67          2.43%          2.98%          2.43%          2.98%       1,226.42%

------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
NO LOAD CLASS
1999                                 1.13%     $  8,564          1.66%          3.15%          1.66%          3.15%         711.31%
1998                                 8.01         2,722          2.17           3.51           2.17           3.51          259.92
1997 (4)                            (0.12)        1,247          2.47           3.23           2.48           3.22          298.88
CLASS B
1999                                 0.58%     $  1,060          2.41%          2.40%          2.41%          2.40%         711.31%
1998                                 7.13           442          2.96           2.55           2.96           2.55          259.92
1997 (3)                             0.32         1,418          3.18           2.64           3.20           2.62          447.36

------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Short Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
NO LOAD CLASS
1999                                 4.79%     $  2,008          1.73%          3.15%          1.73%          3.15%         257.68%
1998                                 3.76         1,868          2.42           3.18           2.60           2.95%          47.19
1997 (5)                             1.25           236          3.03           2.58           5.18           0.43          351.63
CLASS B --
1999 (9)                             2.11%          106          2.48%          2.40%          2.48%          2.40%         257.68%
1998 (7) **                          1.99            --          3.56           2.01           3.56           2.01%          47.19
1997 (3)                             1.05           177          3.85           1.96           6.01          (0.20)         395.58
CLASS C
1999                                 4.01%           39          2.48%          2.40%          2.48%          2.40%         257.68%
1998                                 2.93           158          3.26           2.22           3.49           2.00%          47.19
1997 (6)                            (0.07)          302          3.53           1.74           5.55          (0.28)         255.61
------------------------------------------------------------------------------------------------------------------------------------

*    Year end changed to April 30th.
** Effective December 19, 1997, the sole shareholder liquidated all Class B shares.
(1) For the period January 10, 1994 (commencement of operations) to June 30, 1994. All ratios, except total return, for the period have been annualized.
(2) For the period July 1, 1994 to April 30, 1995. All ratios, except total return, for the period have been annualized.
(3) Commenced operations on September 3, 1996. All ratios, except total return, for the period have been annualized.
(4) Commenced operations on October 10, 1996. All ratios, except total return, for the period have been annualized.
(5) Commenced operations on September 3, 1996. All ratios, except total return, for the period have been annualized.
(6) Commenced operations on November 7, 1996. All ratios, except total return, for the period have been annualized.
(7) For the period May 1, 1997 to December 19, 1997. All ratios, except total return, for the period have been annualized.
(8) Commenced operations on May 13, 1998. All ratios, except total return, for the period have been annualized.
(9) Commenced operations on September 17, 1998. All ratios, except total return, for the period have been annualized.

PAUZE' FUNDS
Notes to Financial Statements
April 30, 1999
--------------------------------------------------------------------------------

1.   ORGANIZATION

Pauze' Funds (The "TRUST") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on October 15, 1993. There are presently four series within the Trust: the Pauze' U.S. Government Total Return Bond Fund (the "TOTAL RETURN FUND"), which commenced operations on January 10, 1994; the Pauze' U.S. Government Intermediate Term Bond Fund (the "INTERMEDIATE TERM FUND"), which commenced operations on September 3, 1996; the Pauze' U.S. Government Short Term Bond Fund (the "SHORT TERM FUND"), which commenced operations on September 3, 1996; and the Pauze' Tombstone Fund, which is not a subject of these financial statements. The three series included in these financial statements are collectively referred to herein as the "FUNDS" and individually as a "FUND".

Each Fund seeks to provide investors with a high total return (investment income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity.

Effective September 3, 1996, shares of each Fund are issued in classes. No load shares are sold at net asset value without sales commission or redemption fees. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge and a 12b-1 fee. Class C shares are sold and redeemed at net asset value and are subject to a 12b-1 fee.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PAUZE' FUNDS
Notes to Financial Statements - (continued)
April 30, 1999
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME AND EXPENSES. Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

SECURITY VALUATION. All securities (except securities with less than 60 days to maturity and repurchase agreements) held by a Fund are valued at market value based on an independent pricing service; and, in the event such service is not available, at the mean between the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Short-term investments with maturities of 60 days or less at the time of purchase ordinarily are valued on the amortized cost basis. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If the Advisor determines that amortized cost does not reflect fair value of a security, the Board may select an alternative method of valuing the security.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued daily, adjusted for amortization of premiums, and accretion of discount. Dividend income is recorded on the ex-dividend date.

REPURCHASE AGREEMENTS. The Trust's policy is for the custodian to receive delivery of the underlying securities used to collateralize the repurchase agreements in an amount at least equal to 102% of the resale price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient to pay principal and interest; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FEDERAL INCOME TAXES. It is the intention of each Fund to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

PAUZE' FUNDS
Notes to Financial Statements - (continued)
April 30, 1999
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED ORGANIZATIONAL COSTS. Costs incurred by the Trust in connection with the organization of each of the Funds have been deferred and are being amortized using the straight-line method over a five-year period beginning with the commencement of operations of the Funds. In the event that any of the initial shares of a Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded by each Fund on ex-dividend date. The Funds generally pay dividends monthly and capital gains distributions, if any, at least annually. The Funds distribute tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

3.   INVESTMENT TRANSACTIONS

PAUZE' U.S. GOVERNMENT TOTAL RETURN BOND FUND

During the year ended April 30, 1999, the cost of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $305,222,879 and $300,174,628, respectively. All purchases and sales were U.S. Government securities. At April 30, 1999, the unrealized depreciation of investments for tax purposes was $609,169. Gross unrealized appreciation of investments aggregated $-0- and gross unrealized depreciation of investments aggregated $609,169. The cost of investments for federal income tax purposes at April 30, 1999 was $58,264,588. Accumulated net realized loss on investment transactions at April 30, 1999 amounted to $5,809,130.

PAUZE' U.S. GOVERNMENT  INTERMEDIATE TERM BOND FUND

During the year ended April 30, 1999, the cost of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $33,704,568 and $36,496,267, respectively. All purchases and sales were U.S. Government securities. The cost of investments for Federal income tax purposes at April 30, 1999 was $9,623,444. Accumulated net realized loss on investment transactions at April 30, 1999 amounted to $378,515.

PAUZE' FUNDS
Notes to Financial Statements - (continued)
April 30, 1999
--------------------------------------------------------------------------------
PAUZE' U.S. GOVERNMENT SHORT TERM BOND FUND

During the year ended April 30, 1999, the cost of purchases and proceeds from sales/maturities of investments, excluding short term investments, were $10,013,988 and $10,598,465, respectively. All purchases and sales were U.S. Government securities. At April 30, 1999, the unrealized depreciation of investments for tax purposes was $874. Gross unrealized appreciation of investments aggregated $-0- and gross unrealized depreciation of investments aggregated $874. The cost of investments for Federal income tax purposes at April 30, 1999 was $1,625,589. Accumulated net realized gains on investment transactions at April 30, 1999 amounted to $328.

4.   CAPITAL SHARE TRANSACTIONS

The following is a summary of capital share activity for the period indicated:

                              U.S. GOVERNMENT TOTAL
                                RETURN BOND FUND

                                           YEAR ENDED                              YEAR ENDED
                                         APRIL 30, 1999                          APRIL 30, 1998
                               ---------------------------------       ---------------------------------
No load class                      SHARES              AMOUNT              SHARES              AMOUNT
                               -------------       -------------       -------------       -------------
Shares sold                          811,609       $   7,643,904          21,599,128       $ 218,408,588
Reinvestment of dividends            154,843           1,414,273             762,166           7,358,710
Shares redeemed                   (2,617,422)        (25,041,204)        (21,608,748)       (218,443,033)
                               -------------       -------------       -------------       -------------
Net increase
      (decrease)                  (1,650,970)      ($ 15,983,027)            752,546       $   7,324,265
                               =============       =============       =============       =============


Class B                            SHARES              AMOUNT              SHARES              AMOUNT
                               -------------       -------------       -------------       -------------
Shares sold                          193,172       $   2,032,042              19,649       $     202,254
Reinvestment of dividends              5,584              56,373               4,292              44,826
Shares redeemed                      (88,776)           (944,612)            (36,416)           (378,707)
                               -------------       -------------       -------------       -------------
Net increase
      (decrease)                     109,980       $   1,143,803             (12,475)      ($    131,627)
                               =============       =============       =============       =============

PAUZE' FUNDS
Notes to Financial Statements - (continued)
April 30, 1999
------------------------------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS (CONTINUED)

                              U.S. GOVERNMENT TOTAL
                                RETURN BOND FUND

                                                  YEAR ENDED
                                               APRIL 30, 1999
                                          -----------------------
Class C                                   SHARES           AMOUNT
                                          ------           ------
Shares Sold                                7,215          $70,761
Reinvestment of dividends                    236            2,251
Shares redeemed                               --               --
                                          ------          -------
Net increase                               7,451          $73,012
                                          ======          =======

                                 U.S. GOVERNMENT
                                  INTERMEDIATE
                                 TERM BOND FUND

                                         YEAR ENDED                          YEAR ENDED
                                       APRIL 30, 1999                      APRIL 30, 1998
                               -----------------------------       -----------------------------
No load class                     SHARES            AMOUNT            SHARES            AMOUNT
                               -----------       -----------       -----------       -----------
Shares sold                        642,136       $ 6,543,518           249,080       $ 2,527,103
Reinvestment of dividends           18,500           185,839             4,098            41,049
Shares redeemed                    (53,913)         (543,229)         (111,774)       (1,136,503)
                               -----------       -----------       -----------       -----------
Net increase                       606,723       $ 6,186,128           141,404       $ 1,431,649
                               ===========       ===========       ===========       ===========



Class B                           SHARES            AMOUNT            SHARES            AMOUNT
                               -----------       -----------       -----------       -----------
Shares sold                         67,215       $   693,855             5,326       $    51,878
Reinvestment of dividends            3,505            35,341             2,350            23,518
Shares redeemed                     (6,342)          (64,746)         (109,587)      _(1,093,128)
                               -----------       -----------       -----------       -----------
Net increase
      (decrease)                    64,378       $   664,450          (101,911)      ($1,017,732)
                               ===========       ===========       ===========       ===========

PAUZE' FUNDS
Notes to Financial Statements - (continued)
April 30, 1999
------------------------------------------------------------------------

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                 U.S. GOVERNMENT
                                   SHORT TERM
                                    BOND FUND

                                         YEAR ENDED                          YEAR ENDED
                                       APRIL 30, 1999                      APRIL 30, 1998
                               -----------------------------       -----------------------------
No load class                     SHARES            AMOUNT            SHARES            AMOUNT
                               -----------       -----------       -----------       -----------
Shares sold                        697,901       $ 7,114,217           286,828       $ 2,885,235
Reinvestment of dividends            7,493            75,779             1,799            18,035
Shares redeemed                   (692,061)       (7,038,390)         (126,558)       (1,275,235)
                               -----------       -----------       -----------       -----------
Net increase                        13,333       $   151,606           162,069       $ 1,628,035
                               ===========       ===========       ===========       ===========


Class B                           SHARES            AMOUNT            SHARES            AMOUNT
                               -----------       -----------       -----------       -----------
Shares sold                         10,390       $   103,896                --       $        --
Reinvestment of dividends              316             3,144                --                --
Shares redeemed                         --                --           (17,736)         (177,860)
                               -----------       -----------       -----------       -----------
Net increase
      (decrease)                    10,706       $   107,040           (17,736)      ($  177,860)
                               ===========       ===========       ===========       ===========


Class C                           SHARES            AMOUNT            SHARES            AMOUNT
                               -----------       -----------       -----------       -----------
Shares sold                             --       $        --                --       $        --
Reinvestment of dividends              286             2,863               657             6,537
Shares redeemed                    (12,223)         (123,412)          (15,230)         (152,452)
                               -----------       -----------       -----------       -----------
Net decrease                       (11,937)      ($  120,549)          (14,573)      ($  145,915)
                               ===========       ===========       ===========       ===========


5.   TRANSACTIONS WITH THE MANAGER AND AFFILIATES

Pauze',  Swanson & Associates  Investment  Advisors,  Inc.  d/b/a Pauze' Swanson
Capital Management Co. (the "ADVISOR" or the "MANAGER"), under an amended and restated Advisory Agreement with the Trust in effect from June 1, 1996 and subsequently approved through October 31, 1999, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations.

PAUZE' FUNDS
Notes to Financial Statements - (continued)
April 30, 1999
--------------------------------------------------------------------------------

5.   TRANSACTIONS WITH THE MANAGER AND AFFILIATES (CONTINUED)

This agreement provides for a monthly management fee at the annual rate of 0.60% of the average daily net assets (1/12 of 0.60% monthly) on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on net assets in excess of $500 million for the Total Return Fund. For the Intermediate Term and Short Term Funds, the agreement provides for a monthly management fee at the annual rate of 0.50% of the average daily net assets (1/12 of 0.50% monthly).

Declaration Service Company serves as the Administrator to the Trust pursuant to an Administrative Services Agreement with the Trust. As Administrator, Declaration Service Company is responsible for services such as financial reporting, compliance monitoring and corporate management. For the Services provided, the Administrator receives an annual fee of $214,000, payable in equal installments which are allocated to each series based upon the relative net assets of each series. The series also pay standard out-of-pocket costs to Declaration Service Company. The Funds' share of these fees and expenses for the year ended April 30, 1999 were $193,264, $22,733 and $10,528 for U.S. Government Total Return Bond Fund, U.S. Government Intermediate Term Bond Fund and U.S. Government Short Term Bond Fund, respectively.

Declaration Service Company serves as transfer agent and dividend paying agent of the Trust pursuant to a separate transfer agency and shareholder services agreement with the Trust. For its services, the Trust currently pays Declaration Service Company an annual fee of $18 per account or a minimum annual fee of $24,000 plus standard out-of-pocket expenses. The Funds' share of these fees and expenses for the year ended April 30, 1999 were $18,235, $2,344 and $1,114 for U.S. Government Total Return Bond Fund, U.S. Government Intermediate Term Bond Fund and U.S. Government Short Term Bond Fund, respectively.

Declaration Service Company determines the net asset value per share of each Fund and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Trust. For its services, Declaration Service Company receives an annual fee of $178,000, payable in equal monthly installments which are allocated to each series based upon the relative net assets of each series. The series also pay standard out-of-pocket costs to Declaration Service Company. The Funds' share of these fees and expenses for the year ended April 30, 1999, were $147,725, $17,247 and $7,697 for U.S. Government Total Return Bond Fund, U.S. Government Intermediate Term Bond Fund and U.S.
Government Short Term Bond Fund, respectively.

Declaration Distributors, Inc. an affiliate of Declaration Service Company, serves as the Trust agent in connection with the distribution of Fund shares. For the services provided, Declaration Distributors, Inc. receives an annual fee of $20,000 from the Trust. The

PAUZE' FUNDS
Notes to Financial Statements - (continued)
April 30, 1999
--------------------------------------------------------------------------------

5.  TRANSACTIONS WITH THE MANAGER AND AFFILIATES (CONTINUED)

Bond Funds' share of these expenses for the year ended April 30, 1999 was $19,339.

For the year ended April 30, 1999, Declaration Service Company and Declaration Distributors, Inc. earned $384,059 and $19,339, respectively, for the three series included in these financial statements. On April 30, 1999, the liability to Declaration Service Company and Declaration Distributors, Inc. was $33,813 and $1,625, respectively.

Independent trustees are each paid an annual fee of $10,500 from the Trust plus $500 per meeting and out-of-pocket expenses.

An officer of Declaration Service Company and Declaration Distributors Inc. (the underwriter of the Trust) is a Trustee of the Trust. The officer receives no compensation for these services. This person resigned as Trustee of the Trust subsequent to April 30, 1999.

Effective November 18, 1998, new plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. Each plan provides that the Fund will pay a 12b-1 fee at an annual rate of 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to the Advisor for its distribution related services and expenses. With respect to Class B shares and Class C shares, the plan provides that each Fund will use Fund assets applicable to those shares to pay additional Rule 12b-1 fees of 0.75% of said assets (1/12 of 0.75% monthly) to cover fees paid to broker-dealers for sales and promotional services. The payments with respect to Class B shares go to the Advisor to compensate it for fees paid to the selling broker-dealers, and the payments with respect to the Class C shares go directly to the broker-dealers. Under the plans, the Advisor bears all distribution of the Funds in excess of the 12b-1 fees. The fees received by the Advisor for any class of shares during any year may be more or less than its costs for distribution related services provided to the class of shares. The previous distribution plans allowed for reimbursement of distribution related expenses at maximum fee rates equal to the fee rates described above.

6.  SUBSEQUENT EVENT

On March 30, 1999, the Board of Trustees approved a resolution to change certain service providers for the Trust. Effective, July 1, 1999, Champion Fund ServicesTM, an affiliate of the Manager, will become the Administrator, Fund Accounting Agent and Transfer Agent to the Trust. Concurrently, B. C. Ziegler and Company will become the Distributor of the Trust. Such services will be provided at fees comparable to those previously incurred by the Trust.

                                  PAUZE' FUNDS

        Results of Special Meeting of Shareholders on November 18, 1998
                                  (Unaudited)

A special meeting of the shareholders of the Pauze' Funds(tm) was held on November 18, 1998. Several matters were submitted for shareholder vote.

The first matter voted upon was the approval of new distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plans were approved for all classes (except Class C of the Pauze' U.S. Government Intermediate Term Bond Fund(tm), where no shares were outstanding) and the results of the voting were as follows:

Fund                               For         Against        Abstain
----                               ---         -------        -------

Pauze' U.S. Government
Total Return Bond Fund(TM)
     No Load                    7,109,827         0              0
     Class B                      124,778         0              0
     Class C                        4,421         0              0

Pauze' U.S. Government
Intermediate Term Bond Fund(TM)
     No Load                      722,488         0              0
     Class B                       69,725         0              0
     Class C                 No Eligible Votes    0              0

Pauze' U.S. Goverment
Short Term Bond Fund(TM)
     No Load                      566,066         0              0
     Class B                       10,389         0              0
     Class C                       15,952         0              0

The next matter voted upon was the ratification of the seleciton of Tait, Weller & Baker as independent accountants for the Trust for the fiscal year ending April 30, 1999. The shareholders ratified the selection and the results of the voting, presented by Fund, were as follows:

Fund                               For         Against        Abstain
----                               ---         -------        -------

Pauze' U.S. Government
Total Return Bond Fund(TM)      7,239,026         0              0

Pauze' U.S. Government
Intermediate Term Bond Fund(TM)   792,213         0              0

Pauze' U.S. Goverment
Short Term Bond Fund(TM)          592,407         0              0

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